Investors Bank & Trust Company
                              200 Clarendon Street
                                Boston, MA 02116


May 1, 2002

VIA ELECTRONIC TRANSMISSION

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   E*TRADE Funds (the "Registrant")
      Registration Nos. 333-66807/811-09093

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses and Statements of Additional Information with respect to the above referenced Registrant, each dated May 1, 2002, do not differ from those contained in Post-Effective Amendment ("PEA") No. 38 the most recent amendment to the Registrant's Registration Statement, on Form N-1A. The text of PEA No. 38 was filed electronically, via EDGAR, on April 30, 2002.

Please do not hesitate to contact the undersigned at (617) 937-4705 if you have any questions regarding this filing.

Very truly yours,

/s/ Jill Grossberg

Jill Grossberg, Esq.